Other Assets - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Jul. 30, 2015 USD ($)
Disclosure of joint operations [line items]
TransAlta Energy Transition Bill			$ 55
Loans receivable	$ 26	$ 37
Kent Hills Wind L.P.
Disclosure of joint operations [line items]
Loans receivable	$ 25
Ownership interests	17.00%
Interest	4.55%
Repayments received	$ 12	$ 18